Document and Entity Information	May 20, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 20, 2024
Entity Registrant Name	View, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39470
Entity Tax Identification Number	84-3235065
Entity Address Address Line 1	6280 America Center Drive
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95002
City Area Code	408
Local Phone Number	263-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001811856
Class A common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	VIEW
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	VIEWW
Security Exchange Name	NASDAQ